CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents		$ 859	$ 2,388
TOTAL ASSETS		33,016	24,645
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities		8,630	7,750
Warrant liabilities			22
TOTAL LIABILITIES		11,088	11,471
Shareholders' equity
Additional paid-in capital		437,639	406,344
Statutory reserve		8	8
Accumulated deficit		(431,450)	(377,543)
Accumulated other comprehensive income		1,970	1,963
TOTAL KAIXIN HOLDINGS' SHAREHOLDERS' EQUITY		21,928	13,173
TOTAL LIABILITIES AND EQUITY		33,016	24,645
Class A Ordinary Shares
Shareholders' equity
Ordinary shares	[1]	28,728	247
Class B Ordinary Shares
Shareholders' equity
Ordinary shares	[1]	2,930	50
Series D convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Series F convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued			1
Series G convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Series H convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Related Party
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to related parties		233	355
Legal entities | Parent
ASSETS
Cash and cash equivalents		673	1,968
Amounts due from related parties		95,149	57,589
TOTAL ASSETS		95,822	59,557
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities		6,012	5,138
Convertible note			635
Deficits in investment in subsidiaries		67,882	40,589
Warrant liabilities			22
TOTAL LIABILITIES		73,894	46,384
Shareholders' equity
Additional paid-in capital		437,639	406,344
Subscription receivable		(17,900)	(17,900)
Statutory reserve		8	8
Accumulated deficit		(431,450)	(377,543)
Accumulated other comprehensive income		1,970	1,963
TOTAL KAIXIN HOLDINGS' SHAREHOLDERS' EQUITY		21,928	13,173
TOTAL LIABILITIES AND EQUITY		95,822	59,557
Legal entities | Parent | Class A Ordinary Shares
Shareholders' equity
Ordinary shares		28,728	247
Legal entities | Parent | Class B Ordinary Shares
Shareholders' equity
Ordinary shares		2,930	50
Legal entities | Parent | Series D convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Legal entities | Parent | Series F convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued			1
Legal entities | Parent | Series G convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Legal entities | Parent | Series H convertible preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		$ 1	$ 1

[1]	* Retroactively restated to give effect to a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024 and a share consolidation at a ratio for one - for - thirty ordinary shares and an authorized share capital increase from $36,500,000 to $1,505,316,695 effective on December 1, 2025. (Note 1)